Employee retirement benefits and severance payment allowance (Details Narrative) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Employee Retirement Benefits And Severance Payment Allowance Details Narrative
Contributions to mandatory Hong Kong retirement plan	$ 225,000	$ 239,000	$ 318,000
Mandatory severance pay allowance	$ 743,000	$ 841,000